Income Taxes (Net Operating Losses Carryforwards by Expiration Date) (Detail) ¥ in Billions	Mar. 31, 2019 JPY (¥)
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	¥ 683
2023
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	12
2024
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	3
2025 and thereafter
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	¥ 668